Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-40210
Entity Registrant Name	Tuya Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10/F, Building A, Huace Center
Entity Address, Address Line Two	Xihu District
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310012
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	611,528,176
Entity Central Index Key	0001829118
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
American depositary share
Document Information
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share, par value US$0.00005 per share
Trading Symbol	TUYA
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	259,961
Common Class A
Document Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Trading Symbol	2391
Entity Common Stock, Shares Outstanding	541,364,923
Common Class B
Document Information
Entity Common Stock, Shares Outstanding	70,163,253
Business Contact
Document Information
Contact Personnel Name	Yi (Alex) Yang
Entity Address, Address Line One	10/F, Building A, Huace Center
Entity Address, Address Line Two	Xihu District
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310012
Entity Address, Country	CN
Country Region	86
City Area Code	0571
Local Phone Number	86915981
Contact Personnel Email Address	ir@tuya.com